Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation and General Information

1.	Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of June 30, 2025, Pyxis owns 100% ownership interest in the following four vessel-owning companies:

●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”);
●	TENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Tenthone”);
●	ELEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eleventhone”);
●	DRYTWO CORP., established under the laws of the Republic of the Marshall Islands (“Drytwo”)

As of June 30, 2025, we also own 60% ownership or a $6,780 equity investment in DRYKON MARITIME Corp. (“Drykon”), an entity that owns through its wholly owned subsidiary, DRYONE CORP. (“Dryone”), a 2016 Japanese built Ultramax dry-bulk carrier the “Konkar Ormi”. The remaining 40% is owned by an entity related to our Chief Executive Officer and Chairman.

As of June 30, 2025, we also own 60% ownership or a $8,700 equity investment in ACCUSHIP MARITIME Ltd. (“Accuship”), an entity that owns through its wholly owned subsidiary, DRYTHREE CORP. (“Drythree”), a 2015 Japanese built Kamsarmax dry-bulk carrier the “Konkar Venture”. The remaining 40% is owned by an entity related to our Chief Executive Officer and Chairman. The “Konkar Venture”, is a sister ship to the our eco-efficient “Konkar Asteri” delivered on June 28, 2024.

We consolidate in our financial statements the aforementioned dry-bulk joint ventures for the “Konkar Ormi” and “Konkar Venture” under the relevant ASC 810 guidelines as a result of our control over Drykon and Accuship. As a result of the transactions the Company reports non-controlling interest in its accompanying unaudited interim Condensed Consolidated Financial Statements. Dryone and Drythree are established under the laws of the Marshall Islands, collectively with Eleventhone, Seventhone, Tenthone and Drytwo are the “Vessel-owning companies”.

Pyxis also currently owns 100% ownership interest in the following non-vessel owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of the Marshal Islands (“Secondone”) that owned the vessel “Northsea Alpha” that was sold to an unaffiliated third party on January 28, 2022;
●	THIRDONE CORPORATION LTD, established under the laws of the Republic of the Marshal Islands (“Thirdone”) that owned the vessel “Northsea Beta” that was sold to an unaffiliated third party on March 1, 2022;
●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Fourthone”) that owned the vessel “Pyxis Malou” that was sold to an unaffiliated third party on March 23, 2023;
●	SIXTHONE CORP., established under the laws of the Republic of the Marshal Islands (“Sixthone”) that owned the vessel “Pyxis Delta” that was sold to an unaffiliated third party on January 13, 2020;
●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone”) that owned the vessel “Pyxis Epsilon” that was sold to an unaffiliated third party on December 15, 2023;
●	MARITIME TECHNOLOGIES CORP, established under the laws of Delaware;
●	TWELFTHONE CORP., established on May 15, 2025 under the laws of the Republic of the Marshall Islands (“Twelfthone”) and
●	DRYFOUR CORP., established on May 15, 2025 under the laws of the Republic of the Marshall Islands (“Dryfour”).

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

1.	Basis of Presentation and General Information: -Continued:

The accompanying unaudited interim Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim Condensed Consolidated Financial Statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2025. These unaudited interim Condensed Consolidated Financial Statements should be read in conjunction with the Condensed Consolidated Financial Statements and footnotes for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F filed with the SEC on March 28, 2025 (the “2024 Annual Report”).

Revenues for the six month periods ended June 30, 2024 and 2025, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Six months ended June 30,
	2024	2025
A	30%	11%
B	27%	—
C	20%	—
D	—	24%
E	—	20%
F	—	11%
Total	77%	66%

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying unaudited interim Consolidated Balance Sheets and the accompanying unaudited interim Consolidated Statement of Cash Flows for the six month period ended June 30, 2025 and the Consolidated Statement of Cash Flows for the year ended December 31, 2024.

	December 31,	June 30,
	2024	2025
Cash and cash equivalents	$21,243	$27,445
Restricted cash, current portion	—	—
Restricted cash, net of current portion	1,350	1,350
Total cash and cash equivalents and restricted cash	$22,593	$28,795

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, the Company’s Chairman, Chief Executive Officer and Class I Director, provides certain ship management services to the tanker Vessel-owning companies, as discussed in Note 3.

KONKAR SHIPPING AGENCIES S.A. (“Konkar Agencies”), was formed in June 1973, under the laws of the Republic of Panama and has an office established in Greece under Law 89/1967 as amended. The Company, which is beneficially owned by our Chief Executive Officer and Chairman, provides a wide range of shipping services to the dry-bulk carrier Vessel-owning companies, as discussed in Note 3.

With effect from the delivery of each vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice.

As of June 30, 2025, the Company had a working capital surplus of $30.8 million, defined as current assets minus current liabilities. As of the filing date of the unaudited interim Condensed Consolidated Financial Statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through operating cash flows, management of working capital, sale of assets, refinancing indebtedness or raising additional equity capital, or a combination thereof.

As of June 30, 2025, Mr. Valentis beneficially owned 6,007,587 common shares, or 57.3% of the Company’s issued and outstanding common stock.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)